Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	¥ 2,390,298		¥ 1,268,512	[1]	¥ 5,208,967	[1]	$ 336,666
Restricted cash	29,760		20,574	[1]	500	[1]	4,192
Short-term bank deposits, net	2,631,256		7,084,879				370,605
Receivables from online payment platforms	6,893		3,000				971
Short-term investments, net	3,093,133		2,434,864				435,659
Accounts and notes receivable, net	60,482		51,381				8,519
Inventories	144,850		130,901				20,402
Prepayments and other current assets, net	508,435		198,932				71,612
Total current assets	8,983,843		11,198,155				1,265,350
Non-current assets
Property, equipment and leasehold improvement, net	77,358		87,871				10,896
Intangible assets, net	69,778		7,552				9,828
Long-term investments, net	8,000		8,000				1,127
Deferred tax assets, net	58,263		63,894				8,206
Right-of-use assets, net	52,562		75,008				7,403
Long-term bank deposits, net	1,757,804		1,515,428				247,582
Other non-current assets, net	4,874		13,458				686
Total non-current assets	7,331,254		5,180,669				1,032,586
Total assets	16,315,097		16,378,824				2,297,936
Current liabilities
Accounts and notes payable	266,426		269,346	[1]			37,525
Contract liabilities	49,586		75,226	[1]			6,984
Salary and welfare benefits payable	39,256		127,749	[1]			5,529
Taxes payable	77,164		109,676	[1]			10,868
Accrued expenses and other current liabilities	103,996		161,455	[1]			14,648
Lease liabilities - current portion	29,435		45,955	[1]			4,146
Total current liabilities	668,671		789,830	[1]			94,180
Non-current liabilities
Deferred tax liabilities	23,591		8,653	[1]			3,323
Lease liabilities - non-current portion	24,419		39,968	[1]			3,439
Total non-current liabilities	48,010		48,621	[1]			6,762
Total liabilities	716,681		838,451	[1]			100,942
Net revenues	1,586,397	$ 223,439	5,332,779	[2]	8,520,978	[2]
Cost of revenues	856,329	120,611	2,974,981	[2]	4,848,918	[2]
Excise tax on products	(342,354)	(48,220)	(52,668)	[2]
Operating expenses	(884,424)	(124,568)	(1,241,719)	[2]	(1,373,355)	[2]
Net income	540,988	76,196	1,408,732	[1],[2]	2,028,124	[1],[2]
Net cash provided by operating activities	198,703	27,987	486,829	[1]	1,799,892	[1]
Net cash (used in)/ generated from investing activities	2,091,145	294,532	(4,133,040)	[1]	(7,870,660)	[1]
Net cash generated from/(used in) financing activities	(1,193,216)	$ (168,061)	(477,270)	[1]	9,904,121	[1]
Related Party
Current assets
Amounts due from related parties	118,736		5,112				16,724
Current liabilities
Amounts due to related parties	101,927		423	[1]			$ 14,356
VIE
Current assets
Cash and cash equivalents	927,097		956,918
Restricted cash	29,718		20,574
Short-term bank deposits, net	99,996		130,000
Receivables from online payment platforms	5,398		2,817
Short-term investments, net	2,148,719		2,434,864
Accounts and notes receivable, net	20,490		50,259
Inventories	72,468		130,122
Amounts due from group companies	129,214		98,515
Prepayments and other current assets, net	112,575		80,267
Total current assets	3,648,336		3,909,448
Non-current assets
Property, equipment and leasehold improvement, net	52,102		75,780
Intangible assets, net	53,672		4,718
Long-term investments, net	8,000		8,000
Deferred tax assets, net	42,808		54,736
Right-of-use assets, net	42,529		57,261
Long-term bank deposits, net	1,398,376		1,167,325
Other non-current assets, net	2,599		10,871
Total non-current assets	1,600,086		1,378,691
Total assets	5,248,422		5,288,139
Current liabilities
Accounts and notes payable	224,383		268,761
Contract liabilities	11,319		3,829
Salary and welfare benefits payable	19,519		53,438
Taxes payable	36,932		93,700
Accrued expenses and other current liabilities	95,125		132,762
Amounts due to group companies	275,376		261,729
Lease liabilities - current portion	25,422		36,905
Total current liabilities	688,076		851,547
Non-current liabilities
Deferred tax liabilities	7,695		8,653
Lease liabilities - non-current portion	18,092		30,593
Total non-current liabilities	25,787		39,246
Total liabilities	713,863		890,793
Excise tax on products	(342,354)		(52,668)
Other (expenses)/income	220,220		132,736		(367,311)
Net income	(156,037)		1,277,211		2,000,417
Net cash used in operating activities with group company	(210,479)		(512,685)
Other operating activities	202,414		641,865		1,842,887
Net cash provided by operating activities	(8,065)		129,180		1,842,887
Loans to group companies	(80,805)		(450,769)		(96,058)
Repayment of loans from group companies	61,590		342,000		191,620
Other investing activities	(53,451)		(343,317)		2,755,324
Net cash (used in)/ generated from investing activities	34,236		234,548		(2,659,762)
Borrowings under loans from group companies	543,912		390,358
Repayment of borrowings under loans from group companies	(590,760)		(164,408)
Other financing activities			763		10,785
Net cash generated from/(used in) financing activities	(46,848)		225,187		(10,785)
VIE | Related Party
Current assets
Amounts due from related parties	102,661		5,112
Current liabilities
Amounts due to related parties	0		423
VIE | Third-party
Non-current liabilities
Net revenues	1,338,746		5,330,992		8,520,978
Cost of revenues	664,660		2,965,169		4,848,190
Operating expenses	484,994		713,520		1,182,492
VIE | Inter-group
Non-current liabilities
Net revenues	15,937		4,533
Cost of revenues	1,268		144
Operating expenses	¥ 237,664		¥ 459,549		¥ 122,568

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.